Non-controlling Interest - Summary of Non-controlling Equity Investment Percentages and Votes (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Galicia Broker Asesores de Seguros S.A.
Disclosure of noncontrolling interests [line items]
Place of Business	CABA -Argentina
Percentage of equity investments	0.01%	0.01%
Sudamericana Seguros Galicia S.A.
Disclosure of noncontrolling interests [line items]
Place of Business	CABA -Argentina
Percentage of equity investments	0.57%	0.57%
Banco GGAL S.A.
Disclosure of noncontrolling interests [line items]
Place of Business	CABA -Argentina
Percentage of equity investments	0.01%	0.00%